Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	300,933,666.28	20,116
Yield Supplement Overcollateralization Amount 07/31/21	11,345,293.53	0
Receivables Balance 07/31/21	312,278,959.81	20,116
Principal Payments	16,254,153.48	545
Defaulted Receivables	195,619.97	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	10,461,975.43	0
Pool Balance at 08/31/21	285,367,210.93	19,558

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.63%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,444,723.13	127
Past Due 61-90 days	513,288.35	27
Past Due 91-120 days	130,711.89	10
Past Due 121+ days	0.00	0
Total	3,088,723.37	164

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	273,474.81
Aggregate Net Losses/(Gains) - August 2021	(77,854.84)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.30%
Prior Net Losses Ratio	-0.24%
Second Prior Net Losses Ratio	0.32%
Third Prior Net Losses Ratio	-0.18%
Four Month Average	-0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.90%
Weighted Average Contract Rate, Yield Adjusted	6.51%
Weighted Average Remaining Term	36.12

Flow of Funds	$ Amount
Collections	17,559,416.54
Investment Earnings on Cash Accounts	70.90
Servicing Fee	(260,232.47)
Transfer to Collection Account	-
Available Funds	17,299,254.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	643,299.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	10,375,114.37
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	956,868.23

Total Distributions of Available Funds	17,299,254.97

Servicing Fee	260,232.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 08/16/21	295,742,325.30
Principal Paid	15,566,455.35
Note Balance @ 09/15/21	280,175,869.95

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-3
Note Balance @ 08/16/21	166,072,325.30
Principal Paid	15,566,455.35
Note Balance @ 09/15/21	150,505,869.95
Note Factor @ 09/15/21	43.3734496%

Class A-4
Note Balance @ 08/16/21	82,950,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	82,950,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	31,150,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	31,150,000.00
Note Factor @ 09/15/21	100.0000000%

Class C
Note Balance @ 08/16/21	15,570,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	15,570,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	775,931.39
Total Principal Paid	15,566,455.35
Total Paid	16,342,386.74

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	420,716.56
Principal Paid	15,566,455.35
Total Paid to A-3 Holders	15,987,171.91

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7492072
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0303237
Total Distribution Amount	15.7795309

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2124397
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.8601019
Total A-3 Distribution Amount	46.0725416

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	666.50
Noteholders' Principal Distributable Amount	333.50

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	2,595,670.49
Investment Earnings	57.53
Investment Earnings Paid	(57.53)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,087,553.35	$967,681.73	$1,123,848.33
Number of Extensions	52	48	52
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.29%	0.32%